EMPLOYEE BENEFIT PLANS - Net periodic benefit cost recognized (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Pension benefits
EMPLOYEE BENEFIT PLANS
Service cost	¥ 6	¥ 8
Interest cost	1	2
Expected return on plan assets	0	0
Amortization of net loss	4	3
Regular Net Periodic Pension Cost	11	13
Total Recognized in Net Periodic Pension Cost	11	13
Other benefits
EMPLOYEE BENEFIT PLANS
Service cost	0	0
Regular Net Periodic Pension Cost	0	0
Total Recognized in Net Periodic Pension Cost	¥ 0	¥ 0